Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ORCKIT COMMUNICATIONS LTD
Entity Central Index Key	0001021620
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	31,041,295
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,873	$ 3,485
Marketable and other securities		19,703
Restricted cash	354
Trade receivables	3,869	6,029
Inventories	3,708	4,082
Other current assets	1,664	2,238
Total current assets	12,468	35,537
LONG-TERM TRADE RECEIVABLES	577	453
SEVERANCE PAY FUND	1,603	3,248
PROPERTY AND EQUIPMENT - net	851	1,050
DEFERRED ISSUANCE COSTS, net		34
Total assets	15,499	40,322
CURRENT LIABILITIES:
Trade payables	1,383	2,988
Accrued expenses and other payables	4,382	6,178
Deferred income	1,555	1,478
Total current liabilities	8,715	35,326
LONG-TERM LIABILITIES:
Accrued severance pay and other	1,956	3,944
Deferred Income	717	778
Total long-term liabilities	15,171	9,111
COMMITMENTS AND CONTINGENT LIABILITY
Total liabilities	23,886	44,437
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2011 - 95,000,000 shares; December 31, 2012 - 170,000,000 shares; issued: December 31, 2011 - 25,406,095 shares; December 31, 2012 - 33,686,134 shares; outstanding: December 31, 2011- 22,761,256 shares; December 31, 2012 - 31,041,295 shares) and additional paid in capital	362,590	360,190
Warrants	3,588	3,588
Accumulated deficit	(368,921)	(362,454)
Accumulated other comprehensive income		205
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
Total capital deficiency	(8,387)	(4,115)
Total liabilities and capital deficiency	15,499	40,322
Convertible Subordinated Notes Series A [Member]
CURRENT LIABILITIES:
Convertible subordinated notes	1,377	24,682
LONG-TERM LIABILITIES:
Convertible subordinated notes, net	11,588
Convertible Subordinated Notes Series B [Member]
CURRENT LIABILITIES:
Convertible subordinated notes	18
LONG-TERM LIABILITIES:
Convertible subordinated notes, net	$ 510	$ 4,389

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	170,000,000	95,000,000
Ordinary shares, shares issued	33,686,134	25,406,095
Ordinary shares, shares outstanding	31,041,295	22,761,256
Treasury shares, shares	2,644,839	2,644,839

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 11,193	$ 15,585	$ 14,631
COST OF REVENUES	(4,069)	(8,646)	(9,340)
GROSS PROFIT	7,124	6,939	5,291
RESEARCH AND DEVELOPMENT EXPENSES - net	(5,523)	(9,909)	(14,098)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(8,908)	(13,419)	(16,498)
OPERATING LOSS	(7,307)	(16,389)	(25,305)
FINANCIAL EXPENSES - net	(1,473)	(4,991)	(1,642)
INCOME (EXPENSES) FROM DEVALUATION (REVAULATION) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES	(118)	1	(28)
INCOME FROM DEVALUATION OF SERIES B CONVERTIBLE NOTES	1,985	3,621
OTHER INCOME	446	369	1,624
NET LOSS	(6,467)	(17,389)	(25,351)
LOSS PER SHARE (?EPS?):
Basic	$ (0.24)	$ (0.77)	$ (1.33)
Diluted	$ (0.27)	$ (0.84)	$ (1.33)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	26,477	22,689	19,024
Diluted	29,830	24,484	19,024
Other comprehensive loss:
Gain (Loss) on available-for-sale marketable securities	(205)	261	540
COMPREHENSIVE LOSS FOR THE YEAR	$ (6,672)	$ (17,128)	$ (24,811)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Convertible Subordinated Notes Series A [Member]	Convertible Subordinated Notes Series B [Member]	Share Capital and Additional Paid in Capital [Member]	Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series A [Member]	Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series B [Member]	Warrant [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2009	$ 17,464			$ 343,418				$ (319,714)	$ (596)	$ (5,644)
BALANCE, shares at Dec. 31, 2009				16,568
Comprehensive income (loss)	(24,811)							(25,351)	540
Issuance of share capital and warrants, net of issuance costs	16,992			13,564			3,428
Issuance of share capital and warrants, net of issuance costs, shares				5,652
Exercise of options granted to employees	35			35
Exercise of options granted to employees, shares				264
Compensation related to employee stock option grants	1,572			1,572
BALANCE at Dec. 31, 2010	11,252			358,589			3,428	(345,065)	(56)	(5,644)
BALANCE, shares at Dec. 31, 2010				22,484
Comprehensive income (loss)	(17,128)							(17,389)	261
Issuance of share capital and warrants, net of issuance costs	660			500			160
Issuance of share capital and warrants, net of issuance costs, shares				240
Exercise of options granted to employees	15			15
Exercise of options granted to employees, shares				37
Compensation related to employee stock option grants	1,086			1,086
BALANCE at Dec. 31, 2011	(4,115)			360,190			3,588	(362,454)	205	(5,644)
BALANCE, shares at Dec. 31, 2011	22,761,256			22,761
Comprehensive income (loss)	(6,672)							(6,425)	(205)
Issuance of share capital and warrants, net of issuance costs, shares	2,136,362
Issuance of ordinary shares upon conversion of convertible subordinated note		506	1,304		506	1,304
Issuance of ordinary shares upon conversion of convertible subordinated note, shares					2,380	5,858
Exercise of options granted to employees, shares				42
Compensation related to employee stock option grants	590			590
BALANCE at Dec. 31, 2012	$ (8,387)			$ 362,590			$ 3,588	$ (368,921)		$ (5,644)
BALANCE, shares at Dec. 31, 2012	31,041,295			31,041

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,467)	$ (17,389)	$ (25,351)
Depreciation and amortization:
Property and equipment	509	526	737
Deferred issuance costs	34	139	139
Gain from disposal of property and equipment	(407)
Accrued interest, premium amortization and loss (gain), net from sale of marketable securities	664	2,063	(1,515)
Impairment of marketable securities		2,772	447
Increase (decrease) in accrued severance pay	(96)	(522)	330
Compensation related to employee stock option grants	590	1,086	1,572
Gain from the sale of an equity investment		(369)	(1,624)
Increase in other long-term liabilities	20	20	20
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables and other current assets	2,610	1,101	(8,218)
Decrease in trade payables, accrued expenses and other payables	(2,866)	(1,522)	(742)
Increase in deferred income	16	323	562
Decrease (increase) in inventories	(374)	(899)	(481)
Net cash used in operating activities	(7,758)	(16,548)	(31,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(653)	(557)
Increase in restricted cash deposit	(354)
Proceeds from disposal of property and equipment	97
Change in funds in respect of accrued severance pay, net	(267)	363	(317)
Proceeds from equity investments		369	2,772
Proceeds from marketable securities and bank deposits	18,977	12,583	7,572
Purchase of marketable securities	(143)	(8,924)	(9,651)
Net cash provided by investing activities	18,310	3,738	13,656
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options granted to employees		15	35
Proceeds from issuance of share capital and warrants		660	16,992
Issuance of Series B convertible notes, net of issuance costs		8,010
Loan from shareholders	400
Net cash provided by (used in) financing activities	(11,166)	8,685	17,027
NET DECREASE IN CASH AND CASH EQUIVALENTS	(612)	(4,125)	(499)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,485	7,610	8,109
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	2,873	3,485	7,610
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE YEAR FOR:
Interest paid	1,981	1,597	1,509
Advances paid to income tax authorities	10	16	43
Convertible Subordinated Notes Series A [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	(754)	(156)	(2,942)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on account of convertible notes	(10,670)
Convertible Subordinated Notes Series B [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	(1,985)	(3,621)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on account of convertible notes	$ (894)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012 Convertible Subordinated Notes Series A [Member]	Sep. 30, 2012 Convertible Subordinated Notes Series B [Member]
Issuance of shares, number of shares	36,414		2,380	5,858
Issuance of shares, value of shares	$ 100,000		$ 506	$ 1,304
Accrued severance fund		$ 1,912

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:
a. General:
1)	Nature of operations

Orckit Communications Ltd. ("Orckit") is an Israeli corporation. Orckit and its wholly-owned subsidiaries, mainly Orckit-Corrigent ("Corrigent") (together - "the Company") are engaged in the design, development, manufacture and marketing of advanced telecom equipment to telecommunication service providers in metropolitan areas. The Company's products are transport telecommunication equipment targeting high capacity packetized metropolitan networks.

The Company has suffered recurring losses as well as negative cash flows from operating activities during recent years and has a capital deficiency. During 2012, the Company reached an arrangement with its Series A and Series B note holders for the deferral of the Series A notes March 2012 right for early repayment of the notes (see also note 4). Furthermore, in order to improve its cash position and reduce its expenses, the Company implemented in 2012, cost reduction plans in which it dismissed a large portion of its headcount. These plans limit the Company's ability to focus on marketing efforts towards its larger customers.

Management believes that in order to repay its debentures it will need to raise further capital, through the sale of additional equity securities, raising senior debt, commercializing a portion or all of its intellectual property, or otherwise. The Company may be unable to raise sufficient additional capital when needed or raise capital on favorable terms. If the Company is unable to obtain adequate funds on reasonable terms, it may be required to restructure its debt, curtail operations significantly, dispose of part or all of its assets, or obtain funds by entering into financing agreements on unattractive terms that will have a material adverse impact on meeting the obligations of the Company as they come due.

The Company continuously evaluates various financing alternatives through fund raising in public, private equity and senior debt markets. Given the low level of conversions of the notes to ordinary shares pursuant to the Arrangement (see note 4), there can be no assurance that the Company will be able to raise such additional capital.

These facts raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

For segment information and revenues from principal customers see note 10g.

The Company currently procures a number of major components of its products from single source suppliers.

On March 12, 2013, the Company entered into a strategic investment agreement ("Investment Agreement") with Networks3, Inc., a non-practicing entity controlled by Hudson Bay Capital Management. Pursuant to the agreement, Networks3 will pay the Company $8 million upon closing, of which $5 million is for the purchase of the Company's patent portfolio, $2.5 million is for the purchase of 4,747,409 newly issued ordinary shares of Orckit at the price of $0.52 per share (constituting approximately 12.5% of Orckit's outstanding share capital after giving effect to the issuance thereof), and $0.5 million is for the purchase of an unsecured subordinated note in the principal amount of $0.5 million. The note will bear interest at the applicable federal rate (approximately 1% per year), will mature on the third anniversary of the closing and will be guaranteed by Corrigent. Of such proceeds, $5 million is designated to repay Orckit's Senior A notes and Senior B notes, and $3 million is required to be used to finance the Company's ongoing activities. As part of the agreement, the Company has retained the right to use the patents.
In addition, Orckit will be issued common stock of Networks3 constituting 10% of its outstanding capital stock (after giving effect to the issuance thereof) and will have the right to receive a percentage of the profits of Networks3, if any, generated in the future by payments from third parties for past and future use of patents in the patent portfolio. Orckit's participation percentage will start at 25% of aggregate profits in excess of $7.5 million and will decrease in steps down to 5% of profits in excess of $250 million.
The closing of the Investment Agreement is conditioned upon various conditions, including the approval of the Israeli Office of the Chief Scientist of the sale of the patent portfolio on terms acceptable to Networks3 in its sole discretion, the retirement of Orckit's Senior A notes and Senior B notes, and Orckit having at least $1,000,000 in cash on the closing date and no debt (other than certain existing debt). The retirement of the notes will require a court approved arrangement with the note holders under Section 350 of the Israeli Companies Law.
On March 12, 2013, Orckit also entered into a note purchase agreement with two funds managed by Hudson Bay Capital to issue and sell to them senior secured notes in the aggregate principal amount of $5 million. The transaction was consummated on March 18, 2013. The notes bear interest at the rate of 1.5% per year during the first four months and 15% per year thereafter. The notes will mature on the earlier of May 31, 2014 and the closing of the transactions contemplated by the aforementioned Investment Agreement. Orckit has the right to redeem the notes at any time, in whole or in part. If an event of default occurs and the notes are redeemed after July 1, 2013, by either by the holders thereof or by Orckit, or if a bankruptcy event or a change of control of Orckit occurs at any time, Orckit would be required to pay an additional 20% of the outstanding principal amount plus all the interest that would have accrued under the notes until the scheduled maturity date. The notes are secured by a first priority lien on the patent portfolio of the Company and are guaranteed by Corrigent.

2)	Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar ("dollar" or "$"), since most purchases of materials and components are made in dollars and most of its assets are denominated in dollars.

Transactions and balances originally denominated in dollars are presented in their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statements of operations, the exchange rates at transaction dates are used. Depreciation and amortization and changes in inventories derived from non-monetary items are based on historical exchange rates. The resulting currency transaction gains or losses are carried to financial income or expenses, as appropriate.

3)	Accounting principles

The consolidated financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") in the United States.

4)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition, provision for servicing products under warranty, inventories, fair value of financial instruments, estimation of the fair value of share-based compensation and other-than-temporary impairment of marketable and other securities.

5)
On March 29, 2012, a NASDAQ Listing Qualifications Panel (the "Panel") determined to transfer the Company's listing to the NASDAQ Capital Market and granted the Company until June 27, 2012 to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing for that market. On June 20, 2012, the Company was notified by the NASDAQ Stock Market that trading in the Company's securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB. The Company continues to be subject to the U.S. securities laws and the regulations of the U.S. Securities and Exchange Commission. The Company's ordinary shares also continue to be listed on the Tel Aviv Stock Exchange. On December 7, 2012 the NASDAQ issued a notification of the removal of the Company from being listed.

Following the delisting from the NASDAQ Stock Market, the Israel Securities Authority demanded that the Company start to file reports pursuant to the Israeli securities regulations. Among these requirements, is the future preparation of the Company's financial statements in accordance with International Financial Reporting Standards, rather than U.S. GAAP.

On January 21, 2013, the Company received a notice from the Tel Aviv Stock Exchange ("TASE") that its shareholders' equity as of September 30, 2012, which was a deficit of $8.2 million, failed to meet the minimum requirement under the TASE Bylaws, which is NIS 2.0 million (approximately $500,000 as of such date). The Company has until June 30, 2013 to satisfy the TASE's minimum shareholders' equity requirement. In the event that the Company fails to do so, the TASE will consider transferring the Company's ordinary shares to the maintenance list. Trading on the maintenance list is more limited than on the main list of the TASE. The Company is studying this matter and evaluating ways to increase its shareholders' equity.

b. Principles of consolidation

The consolidated financial statements include the financial statements of Orckit and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

c. Marketable and other securities

During 2010 debt securities that the Company held to maturity, and based on its assessment that it had the ability to hold to maturity, were classified as "held to maturity" and were recorded at amortized cost. The premium or discount was amortized over the period to maturity and was included in financial income or expenses. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified at that date as held-to-maturity to available-for-sale because based on management's determination that it might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. For a debt security transferred into the available-for-sale category, the unrealized holding gain or loss at the date of the transfer is recognized in a separate component of comprehensive income (loss) in shareholders' equity.

As of December 31, 2011 all the Company's debt securities were classified as available-for-sale. These securities were reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value was determined using a valuation model. Unrealized losses that were considered to be other-than-temporary were charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, were included in the consolidated statement of comprehensive loss as financial income or expenses.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

As of December 31, 2012 the Company had no material marketable securities.

d. Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows:

Raw materials and supplies - on moving average basis.
Finished products - on basis of production costs.

Cost of finished products that are manufactured completely by subcontractors are determined based on the specific cost of each product. The Company writes down product inventory based on forecasted demand and technological obsolescence.

e. Property and equipment:

1)	These assets are stated at cost.
2)	The assets are depreciated by the straight-line method on the basis of their estimated useful life, as follows:
Years
Computers, software and equipment	3
Office furniture and equipment	10

Leasehold improvements are amortized by the straight-line method, over the term of the lease, or over the estimated useful life of the improvements - whichever is shorter.

f. Impairment of property and equipment
Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

g. Deferred issuance costs

Issuance costs in the original amount of $917,000 in connection with the Series A convertible subordinated notes were deferred and amortized over the period from issuance date to March 2012. Upon early repurchase of such notes, applicable issuance costs were offset against the gain recorded, proportionately to the amounts of notes repurchased (see note 4).

Since the Series B convertible subordinated notes are carried on the balance sheet at their fair value, the issuance costs in connection with these notes were expensed upon issuance.

h. Treasury shares

Ordinary shares purchased by the Company are presented as a reduction of shareholders' equity, at their cost to the Company.

i. Revenue recognition

Revenues from sales of products are recognized when delivery occurs and title passes to the customer, provided that appropriate signed documentation of an arrangement exists, the fee is fixed or determinable and collectability is reasonably assured.

Certain of the Company's arrangements include hardware that functions together with software to provide the essential functionality of the product. Through December 31, 2010, software revenue recognition guidance also applies to non-software deliverables, such as computer hardware, if the software is essential to the functionality of the non-software deliverables, as is the case with the Company's deliverables. Accordingly, revenues from sales of software products were recognized when, in addition to the criteria mentioned above, vendor-specific objective evidence ("VSOE") of fair value for undelivered elements exists. VSOE is typically based on the price charged when an element is sold separately or, if an element is not sold separately, on the price established by authorized management, if it is probable that the price, once established, will not be changed when this element is commercially sold.

In October 2009, the FASB issued Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14"). ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Accordingly, such arrangements are no longer accounted for in accordance with the FASB's software revenue guidance. Instead, they are accounted for in accordance with the new guidance for multiple-deliverable arrangements.

The Company grants customers post-contract hardware and software support services ("PCS") in connection with its sales. VSOE of the fair value of PCS was established based on Company's practice with its customers. Therefore, revenues from the sale of products were recognized upon delivery (when the criteria mentioned above are met), and the fair value of PCS is deferred and recognized over the term of the PCS.

In October 2009, the FASB issued Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Under the new guidance, the Company separates its multiple-deliverable arrangements into more than one unit of accounting when both of the following criteria are met:

(1)	The delivered item(s) has value to the customer on a stand-alone basis; and
(2)
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within the Company's control.

If these criteria are met, consideration is allocated at inception of the arrangement to all deliverables on the basis of the relative selling price. The selling price of each deliverable is based upon the following selling price hierarchy: VSOE if available, third party evidence of selling price ("TPE") if VSOE is not available or best estimate of selling price if neither VSOE nor TPE is available. Under the new guidance, if VSOE or TPE is not determinable, the Company utilizes its best estimate of selling price in order to allocate consideration for those deliverables. Best estimate of selling price is developed by considering multiple factors including, but not limited to, sales, costs and margin objectives.

The adoption of the amended guidance in both ASU 2009-13 and ASU 2009-14 did not have a material effect on the Company's financial statements based on the Company's current operations.

The Company does not, in the normal course of business, provide a right of return to its customers.

j. Provision for warranty

The Company grants warranty servicing for products sold. The Company expenses such warranty costs at the time revenues from the related sales are recognized. (See also Note 1i, above.) The annual provision is calculated as a percentage of sales, based on historical experience.

k. Uncertainty in income taxes

The Company has implemented the accounting guidance for Uncertainty in Income Taxes. Accordingly, a two-step approach to recognizing and measuring uncertain tax positions is applied. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company's policy is to include interest related to unrecognized tax benefits within financial expenses and penalties within operating loss.

l. Research and development expenses

Research and development expenses, which consist mainly of labor costs, are charged to income as incurred. Government grants received for development of projects are recognized as a reduction of these expenses.
Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.

m. Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents. Restricted cash is presented separately.

n. Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during each year, net of treasury shares.

In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options granted under employee share compensation plans and warrants; and (ii) the conversion of convertible subordinated notes using the "if-converted" method, by adding to net income interest expense on the notes, income from devaluation to fair value of the Series B convertible subordinated notes, currency and price index gains and losses in connection with the notes, and by adding the weighted average number of shares issuable upon assumed conversion of the subordinated notes.

The Series A convertible subordinated notes, outstanding stock options and warrants, where applicable, have been excluded from the calculation of the diluted EPS for each of the three years ended December 31, 2012 due to their anti-dilutive effect. The Series B convertible subordinated notes were included in the calculation of the diluted EPS for the year ended December 31, 2011 and December 31, 2012. See also Note 10m.

o. Comprehensive loss

The Company's comprehensive loss consists of its net loss and, in the years ended December 31, 2010, 2011 and 2012, and unrealized gains and losses derived from marketable securities classified as available for sale (See also Note 1c above).

p. Stock based compensation

Awards classified as equity awards are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award. Awards that vest upon performance conditions are recognized using the accelerated method based on the multiple-option award approach.

q. Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method, based on the estimated future tax effect differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are included in respect of deferred tax assets when it is more likely than not that such assets will not be realized. See Note 8d.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing deferred taxes, as it is the Company's policy to hold these investments, and not to realize them.

r. Shipping and handling fees and costs

Shipping and handling costs related to revenues are classified as a component of cost of revenues.

s. Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. Accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. For further disclosure, see Note 9d.

t. Fair Value Option

Topic 815 provides entities with an option to report certain financial assets and liabilities at fair value , with subsequent changes in fair value reported in earnings. The election can be applied on an instrument-by-instrument basis. The company elected the fair value option to its Series B convertible notes. See also note 4b.

u. Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31
	2011	2012
	In thousands
Cost:
Computers, software and equipment	$6,394	$5,797
Office furniture and equipment	179	179
Leasehold improvements	341	346
	6,914	6,322
Less - accumulated depreciation and amortization	5,864	5,471
	$1,050	$851

Depreciation and amortization expenses totaled $737,000, $526,000 and $509,000 in the years ended December 31, 2010, 2011 and 2012 respectively.

SEVERANCE PAY	12 Months Ended
Dec. 31, 2012
SEVERANCE PAY [Abstract]
SEVERANCE PAY
NOTE 3 - SEVERANCE PAY:

a.
Israeli labor laws and agreements require payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company's severance pay liability to its employees, mainly based upon length of service and the latest monthly salary (one month's salary for each year worked), is reflected by a balance sheet accrual under "accrued severance pay and other". The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis.
The liability is partly funded by purchase of insurance policies or pension funds and by deposit of funds in dedicated deposits. The amounts funded are included in the balance sheet under "-Severance pay fund". The policies are the Company's assets and under labor agreements, subject to certain limitations, they may be transferred to the ownership of the beneficiary employees. The amounts funded as of December 31, 2011 and 2012 are approximately $3,248,000 and $1,603,000, respectively.

For the Company's current employment agreements, the Company makes regular deposits with insurance companies in order to secure employees' rights upon retirement. Thus, in accordance with these agreements, the Company is fully relieved from any severance pay liability. The liability accrued in respect of these employees and the amounts funded, as of the agreement date, are not reflected in the balance sheets, since the amounts funded are not under the control and management of the Company.

b.
The net amounts of pension and severance pay expense were $1.3 million, $740,000 and 620,000 for the years ended December 31, 2010, 2011 and 2012, respectively. Payments of $1.1 million, $980,000 and 600,000 in the years ended December 31, 2010, 2011 and 2012, respectively, were in respect of the insurance policies that were expensed but not reflected in the balance sheet as described above.

c.
The Company expects to contribute approximately $210,000 in 2013 to insurance companies and pension funds, in respect of its severance pay liabilities expected to be incurred relating to 2013 operations.

d.
The Company does not expect to pay material future benefits to its employees upon their normal retirement age in the years 2013 through 2017 since there are no material obligations not covered by on-going severance deposits.

CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 4 - CONVERTIBLE SUBORDINATED NOTES:
a.
On March 27, 2007, Orckit issued approximately $25.0 million principal amount of Series A convertible subordinated notes (the "Series A Notes") in a private placement. The Series A Notes were issued at their par value of NIS 107 million. The Series A Notes are linked to the Israeli consumer price index ("CPI") and pay interest, in NIS, semi-annually at the rate per annum of 6%, linked to the Israeli CPI. Series A Notes were due in 2017. Holders of the Series A Notes had the right to request repayment of the principal amount in March 2012 and the Company presented the Notes balance as part of current liabilities in the consolidated balance sheet as of December 31, 2011. The Series A Notes were convertible at the election of the holders, at any time, into ordinary shares of Orckit at the initial conversion price of NIS 63 (equivalent to $15.00 per share on issuance date), subject to adjustment for customary events. Orckit had a right to force conversion of the Series A Notes at the conversion price if the market price of its ordinary shares exceeds $30.00 per share on 20 trading days within any consecutive 30 trading day period, subject to adjustment for customary events. Orckit listed the Notes on the Tel Aviv Stock Exchange.

Since the conversion price of the Notes is denominated in NIS, and the Company's functional currency is the U.S. dollar, this conversion option is deemed to be an embedded derivative that should be measured and accounted for separately. Accordingly, the conversion option is marked to market each reporting period with the difference recorded as financial income or expense.

The Company measured the fair value of the conversion feature on the issuance date at approximately $4.8 million. Since approximately $25 million was raised, the remaining $20 million was allocated to the Series A Notes, thereby creating a discount and increasing the effective interest rate. The discount was amortized over the period from issuance date to March 2012, the earliest possible repayment date. The amortized balance of the discount at December 31, 2011 and 2012 is $300,000 and 0, respectively. The amortized balance of the discount at December 31, 2011 and 2012 is net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years.

The fair value of the remaining face value notes balance at December 31, 2012, as traded on the Tel Aviv Stock Exchange, net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years, was approximately $2.1 million.

On February 15, 2012, the Company reached a written agreement (hereafter - "the Arrangement") with the respective representatives of the holders of its Series A Notes and the holders of the Company's Series B convertible subordinated notes (the "Series B Notes", see b below) with respect to a proposed arrangement under Section 350 of the Israeli Companies Law. The Arrangement provided, regarding the Series A Notes, for the deferral of the March 2012 right for repayment over approximately 29 months, with aggregate payments of $9.0 million in August 2012, $2.3 million in October 2012, $1.3 million in March 2013 and $11 million (plus all accrued and unpaid interest) in July 2014. The Arrangement did not reduce the total amounts payable to the note holders. In order to attempt to encourage note holders to convert their notes, the conversion price of the Series A Notes was decreased for a certain period.

On June 19, 2012, the Company received the final approval of the District Court of Tel Aviv to the Arrangement, following the approval of the Tel Aviv Stock Exchange and the Israel Securities Authority.

On July 2, 2012, the Company consummated the Arrangement with the holders of its Series A Notes and Series B Notes. Pursuant to the terms of the Arrangement, the conversion price of the Series A Notes was reduced from NIS 63.00 (approximately $16.10) per share to NIS 1.37 per share (approximately $0.35) during the period from July 3, 2012 and to July 22, 2012. Thereafter, the conversion price of the Series A increased to NIS 7.61 per share (approximately $1.95).

Between July 3, 2012 and August 6, 2012, an aggregate of NIS 3,260,125 (approximately $816,000) principal amount of Series A were converted into 2,379,653 ordinary shares.

During August 2012 and October 2012, the Company repaid an aggregate principal amount of NIS 29,662,842 (approximately $7.4 million) and NIS 7,535,235 (approximately $1.9 million) the Series A Notes respectively.

The foregoing does not include NIS 26,000,000 (or approximately $6.6 million) aggregate principal amount of Series A that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company, in 2009 and are now secured by a lien in favor of the trustee of Series A.
These conversions and repayments reduced the aggregate outstanding principal amount of Series A to NIS 40,537,125 (approximately $10.9 million) as of December 31, 2012.

The Arrangement was considered to be a troubled debt restructuring under ASC 470-60 based on both quantitative and qualitative factors. Based on the future undiscounted cash flow payments being greater than the net carrying value of the original debt, no gain was recorded in the Company's Statement of Operations. A new effective interest rate was established based on the revised cash flows as a result of the Arrangement.

Pursuant to the arrangement, the Company has the right to force the conversion of the Series A Notes and the Series B Notes (see b below) at the price of $1.95 per share if the prevailing market price of its ordinary shares is at least $3.00 per share. Prevailing market price is the price on the Tel Aviv Stock Exchange for any 20 trading days within a period of 30 consecutive trading days.

Since the conversion price of the Notes is denominated in NIS, and the Company's functional currency is the U.S. dollar, this conversion option is deemed to be an embedded derivative that should be measured and accounted for separately. Accordingly, the conversion option is marked to market each reporting period with the difference recorded as financial income or expense. The fair value of the conversion feature measured by the Company on December 31, 2011, on the Arrangement date and on December 31, 2012 was 0, $293,000 and $22,000 respectively.

b.
In June 2011, the Company issued approximately $9.0 million principal amount of Series B Notes in a public offering in Israel. The Notes were issued at a price of NIS 940 per unit (each unit comprised of NIS 1,000 principal amount of Series B Notes). The Series B notes were due in 2017, bear interest at the rate of 8% per year, are not linked to the Israeli CPI and were convertible into the Company's ordinary shares at the election of the holder thereof at the price of NIS 10.00 per share (approximately $2.95), subject to adjustment for customary events. The gross proceeds of the offering were approximately $8.5 million and the net proceeds of the offering were approximately $8.0 million.

The issuance included the sale to the Company's two founders, which were executive officers and directors of the Company, of NIS 7,277,000 principal amount of the Series B Notes (approximately $2.2 million). The purchases by the Company's two founders were made on the same terms as all other individual investors and institutional investors, respectively, in the public offering in Israel.

As detailed in section a above, on February 15, 2012 the Company reached an Arrangement with the holders of the Series A Notes and the holders of the Series B Notes. The Arrangement provided, regarding the Series B Notes, an early repayment of a portion of the Series B Notes, of up to an aggregate of $1.2 million in early payments between August 2012 and July 2014 for holders who elect to ask for it. The remaining balance of the principal amount of Series B Notes is due in December 2017. The Arrangement did not reduce the total amounts payable to the note holders.

The conversion price of the Series B was reduced from NIS 10.00 (approximately $2.56) per share to NIS 7.61 per share (approximately $1.95) during the period from July 3, 2012 to July 12, 2012, further reduced to NIS 1.83 per share (approximately $0.47) until August 6, 2012 and thereafter, the conversion price of the Series B Notes returned to NIS 7.61 per share.
An aggregate of NIS 10,720,285 (approximately $2,685,000) principal amount of Series B were converted into 5,858,079 ordinary shares including NIS 6,731,000 (approximately $1,686,000) principal amount held by Mr. Izhak Tamir, President, Chief Financial Officer and a director of the Company, and NIS 546,000 (approximately $137,000) principal amount of Series B held by Mr. Eric Paneth, Chairman of Board of directors of the Company, which were all the notes held by them.

During August 2012 and October 2012, the Company repaid an aggregate principal amount of NIS 2,117,181 (approximately $525,000) and NIS 1,398,724 (approximately $358,000) of the Series B Notes respectively.
These conversions and repayments reduced the aggregate outstanding principal amount of the Series B Notes to NIS 16,542,810 (approximately $4.4 million) as of December 31, 2012.

The Company records the Series B Notes on its consolidated balance sheet at their fair value, $528,000 as of December 31, 2012, as traded on the Tel Aviv Stock Exchange (see also Note 9d).

Following is the roll forward of Series A and Series B during 2012.

	Series A	Series B
	Principal amount NIS in thousands
Balance at beginning of year	* 80,995	30,779
Conversion	3,260	10,720
Redemption	37,198	3,516
Balance at end of year	40,537	16,543
*	Excluding NIS 26,000 thousand principal amount that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company in 2009.

The following table represents the remaining payments of principal amounts of Series A and Series B due as of December 31, 2012 utilizing the December 31, 2012 exchange rate of 3.733. The Series A amounts do not include an adjustment for CPI. The Series B amounts are not adjusted for fair value.

	Series A	Series B
	In thousands
March 2013	$1,155	$150
July 2014	9,704	204
December 2017		4,077
	$10,859	$4,431

CONVERTIBLE LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE LOANS FROM SHAREHOLDERS [Abstract]
CONVERTIBLE LOANS FROM SHAREHOLDERS
NOTE 5 - CONVERTIBLE LOANS FROM SHAREHOLDERS

On June 2012, Messrs. Izhak Tamir, a Founder, CEO, Chief Financial Officer of the Company and a member in its board of directors, and Eric Paneth, a Founder and the Chairman Board of directors of the Company, each provided an unsecured loan to the Company in the amount of $200,000, which would be converted into ordinary shares in an equity offering of at least $7 million if completed before April 2, 2013 as part of the satisfaction of their commitments described in the Arrangement. The loans do not bear interest, unless decided otherwise by the Board and the Audit Committee are subordinated to all of the Company obligations pursuant to the Series A Notes and Series B Notes and may be repaid only after the note holders have been fully repaid.

COMMITMENTS AND CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITY [Abstract]
COMMITMENTS AND CONTINGENT LIABILITY
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITY:

a. Royalty commitment

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products whose research and development was funded, in part, by Government grants. At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed by royalty-bearing Government participations, the Company is not obligated to pay any royalties to the Government.

In the case of the cancellation of a project that was partly financed by royalty-bearing Government participations, the Government of Israel may claim a refund of the grants that it made.

The royalty rate, based on the sales of products resulting from funded research and development projects, was fixed at 3% during the first three years and 3.5-4.5% thereafter. Royalties are paid biannually and are payable up to 100% of the amount of such grants, with the addition of annual interest based on LIBOR. Royalty expenses are classified as part of cost of revenues.

In the event that any of the manufacturing rights or technology is transferred out of Israel, subject to the approval of the Government of Israel, the Company would be required to pay royalties at a higher rate and an increased aggregate payback amount in the range of 120% to 300% of the grants received, based on the applicable project. The total aggregate contingent liability of the Company in respect of royalties to the Government of Israel at December 31, 2012 was approximately $18 million.

Royalty expenses totaled $366,000, $645,000 and $464,000, in the years ended December 31, 2010, 2011 and 2012, respectively, and are included in the statements of operations in cost of revenues.

b. Lease commitments

The Company has entered into several operating lease agreements with respect to its offices. The main agreement is for the premises it uses in Israel. The Company has an option to terminate this lease agreement on six-months' advance notice. In 2012 the Company used its right to terminate on a six-months' advance notice and vacated a large portion of the premises it held.

The projected annual rental payments for 2013 and for subsequent years, at rates and for leases in effect for 2012 at December 31, 2012, are approximately $200,000.

Lease expenses totaled $1,161,000, $1,225,000 and 823,000 in the years ended December 31, 2010, 2011 and 2012, respectively.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7 - SHAREHOLDERS' EQUITY:

a. Share capital:

1)	Orckit's ordinary shares are traded in the United States on the OTCQB Market, under the symbol "ORCT" and on the Tel Aviv Stock Exchange in Israel.
On January 3, 2012 the Company received notification from the Nasdaq Listing Qualifications Staff indicating that the Company's securities were subject to delisting based upon the Company's non-compliance with the $10 million stockholders' equity requirement for continued listing on the Nasdaq Global Market. In March 2012, the Nasdaq Listing Qualifications Panel granted the Company's request for continued listing and for a transfer of its listing from the Nasdaq Global Market to the Nasdaq Capital Market. The minimum shareholders' equity requirement of the NASDAQ Capital Market is $2.5 million. The Panel conditioned the continued listing on the NASDAQ Capital Market on the Company satisfying this requirement by June 27, 2012 and demonstrating to the Panel the ability to maintain compliance through 2012. On May 10, 2012, the Company received a notice from the Nasdaq Listing Council that it would review the decision of the Nasdaq Listing Qualifications Panel. On June 20, 2012, the Company was notified by the NASDAQ Stock Market that trading in its securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB which is an interdealer quotation system for broker-dealers to trade unlisted securities. On December 7, 2012 the NASDAQ filed a notification of the removal of the Company from being listed.

2)	Treasury shares

The Company holds 2,644,839 ordinary shares of Orckit acquired at a cost of $5,644,000. For as long as such ordinary shares are owned by the Company, they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to shareholders of Orckit nor are they entitled to participate in, be voted at, or be counted as part of the quorum for, any meeting of shareholders of Orckit.

3)	Exercise of options

Under the Employee Share Option Plan (see Note 7b. below), options to purchase 263,891, 37,737 and 42,307 ordinary shares were exercised in the years ended December 31, 2010, 2011 and 2012, respectively.

4)	As to the issuance of share capital and warrants, see 7e below.

b. Employee Share Option Plan

The Company recorded compensation costs related to option grants of $1,572,000, $1,086,000 and $590,000 for the years ended December 31, 2010, 2011 and 2012, respectively.
In February 1994, Orckit's Board of Directors approved an Employee Share Option Plan (the "Plan"). The total aggregate number of shares authorized for which options could be granted under the Plan (as amended in 2003), was 17,651,088 at December 31, 2012, of which options to purchase 7,103,721 shares have been exercised, options to purchase 9,131,872 shares have been granted and are outstanding and options to purchase 1,415,495 shares are available for future grant. Option awards are granted with an exercise price as determined by the Company. Option awards generally vest between 3 months to seven years and generally have a contractual term from seven to eleven years. The Company's policy is to issue new shares to satisfy exercises of share options.

As a result of an amendment to Section 102 of the Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, gains derived by employees (which term includes directors) in Israel arising from the shares acquired pursuant to the exercise of options granted to them through a trustee under Section 102 of the Tax Ordinance after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%, if held by the trustee for the minimum period required by law. In accordance with the track chosen by the Company, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company's accounts in respect of options granted to employees under the plan, with the exception of the work-income benefit component, if any, determined on the grant date.

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria, and (b) performance goals options, which are contingent upon meeting specified performance goals. Certain performance goals options are, in addition to their performance goals, subject to a vesting period which commences upon meeting the performance goals.

Non-performance options:

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price and other factors. The Company uses historical data to estimate option exercise and employee termination models. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on the historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were made in the computation of the fair value of each option award using the Black-Scholes option-pricing model.
	Year ended December 31
	2010	2011	2012
Expected dividend yield	0%	0%	0%
Expected volatility	71%	66%	60%
Risk-free interest rate	1.3%	0.4%	0.4%
Expected term - in years	3.2	2.9	3.0

A summary of option activity for non-performance options (options with a vesting period, but no additional performance criteria) under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,208,169	$8.04
Granted	5,708,900	$0.17
Exercised	(42,307)	$0.01
Forfeited	(714,775)	$3.69
Expired	(840,000)	$27.14
Outstanding at December 31, 2012	8,319,987	$1.13	6.1	$50
Exercisable at December 31, 2012	2,180,320	$3.35	3.25	$9

The weighted-average grant-date fair value of this type of option granted during the years 2010, 2011 and 2012 was $0.85, and $0.34 and $0.04, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $829,000, $59,000 and $11,000, respectively.
As of December 31, 2012, there was approximately $680,000 of total unrecognized compensation cost related to these nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.1 years.

Performance based options:

These awards include options that are contingent upon meeting specified performance goals. The fair value of these options was estimated on the date of grant using the same option valuation model used for non-performance options. When the Company assumes that performance goals will not be achieved, no compensation cost has been recorded with respect thereto. Upon reaching the point in time when the Company believes that the performance goals will be achieved, the Company will record a catch-up of share-based compensation expenses for all vesting periods completed through that date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price (eliminating nonrecurring one-time events) and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

In 2010, 2011 and 2012, there were no grants of performance based options.
A summary of performance based option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	891,788	$6.12
Forfeited	(79,903)	$2.88
Outstanding at December 31, 2012	811,885	$6.44	4.04	$0
Exercisable at December 31, 2012	61,885	$9.50	1.56	$0

As of December 31, 2012, there was no unrecognized compensation cost related to these non-vested share-based compensation arrangements granted under the Plan because the preformance goals were not probable. Therefore, these options are included with a fair value of $0 and no compensation cost is recorded with respect thereto.

c. Dividends

In the event cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency.

d. Shareholder Bonus Rights Plan

On November 21, 2001, Orckit's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Rights") were distributed on December 6, 2001, at the rate of one Right for each of Orckit's ordinary shares held by shareholders of record as of the close of business on that date. In 2011, the Rights Plan was extended until December 31, 2014.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

The Rights will be exercisable and transferable apart from Orckit's ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of Orckit's ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase ordinary shares at a discount.

e. Issuance of share capital and warrants

1)
On April 1, 2010, the Company closed a "registered direct" public offering with investors for the sale of 2,810,000 ordinary shares and warrants to purchase 702,500 ordinary shares (the "Primary Warrants"), as well as contingent warrants. The Primary Warrants are exercisable until April 1, 2015, have an exercise price of $5.66 per share and will not be listed on any securities exchange.

If the closing price of Orckit's ordinary shares for any 20 trading day period within a 30 trading day period following April 1, 2011, the one year anniversary of the closing, is equal to or greater than $11.32 per share, then Orckit may, in its sole discretion, subject to certain terms stipulated in the warrant agreement, elect to require the exercise of all of the then unexercised primary warrants. Through December 31, 2012, the closing price of Orckit's ordinary shares did not satisfy this condition. In the event that the Company requires the exercise of the primary warrants, subject to certain conditions, the contingent warrants to purchase an equal number of ordinary shares would become exercisable until April 1, 2015 at a price of $11.32 per share. The contingent warrants will not be listed on any securities exchange.

The ordinary shares, warrants and contingent warrants were sold in units consisting of one ordinary share, 0.25 primary warrants to purchase one ordinary share, and 0.25 contingent warrants (which become effective only upon a forced exercise of the primary warrants, as described above) to purchase one ordinary share, at a price of $3.78 per unit.

The gross proceeds of the offering were approximately $10.6 million and the net proceeds, after deducting the placement agent's fee and offering expenses, were approximately $9.7 million.

The Company's two founders, one of them is the CEO and the other one is Chairman of the board, were among the investors in the offering and purchased a total of 175,000 units. No placement fee was paid in the connection with the sale to the founders. Through December 31, 2012, none of the Primary Warrants were exercised.

2)
On December 3, 2010, the Company closed a public offering of units, each consisting of one ordinary share and a warrant to purchase 0.60 of an ordinary share, at a total price of $2.75 per unit. The warrants are exercisable until December 3, 2015, have an exercise price of $3.50 per share and will not be listed on any securities exchange. Including the sale of units to the Company's founders referred to below, the units sold included the sale of 3,045,452 ordinary shares and warrants to purchase 1,827,271 ordinary shares.

2,136,362 units in the offering were purchased by underwriters pursuant to an underwriting agreement. An additional 669,090 units in the offering were purchased by a fund affiliated with a person who was a director of Orckit at the time of the purchase, pursuant to subscription agreements that contained terms and conditions substantially the same as those provided in the underwriting agreement.

In addition, the Company's two founders, one of them is the CEO and the other one is Chairman of the board, purchased a total of 240,000 units, after receipt of shareholder approval at a shareholders' meeting held in March 2011. No underwriting discounts were paid with respect to the sales to the two founders or to the affiliated fund.

The gross proceeds of the offering were $8.4 million, including the proceeds from the sale to the two founders, and net proceeds, after deducting the underwriting discount and offering expenses, were approximately $7.3 million.
3)
On August 3, 2010, the Company entered into a Standby Equity Purchase Agreement ("SEPA"). The SEPA provides that, upon the terms and subject to the conditions set forth therein, YA Global is committed to purchase up to $5 million of the Company's ordinary shares in multiple tranches over a commitment period of up to three years. The Company will issue the ordinary shares under the SEPA pursuant to its effective Registration Statement.

From time to time, and at its sole discretion, the Company may present YA Global with an advance notice requiring YA Global to purchase ordinary shares. For each ordinary share purchased under the SEPA, YA Global will pay 95.5% of the lowest daily volume weighted average price, or VWAP, of the ordinary shares on NASDAQ during the five NASDAQ trading days following the Company's advance notice. The amount of each advance requested may be up to $500,000, unless otherwise mutually agreed to by the Company and YA Global. The amount issued pursuant to any advance also may not cause the aggregate number of ordinary shares beneficially owned by YA Global and its affiliates at any point in time to exceed 4.99% of the Company's then outstanding ordinary shares.

Advances are also subject to the availability of a sufficient aggregate offering price of ordinary shares registered under the shelf registration statement. As of December 31, 2012, no shares had been issued pursuant to the SEPA.

Due to the decrease in the Company's share price and the delisting of the Company's shares from the Nasdaq Capital Market there is currently a remote possibility that the SEPA or a portion of it will be executed.

The SEPA provides for a commitment fee equal to 2% of YA Global's commitment which is $100,000 that was paid in 2010 by the issuance of 36,414 of the Company's ordinary shares to YA Global.

4)	Regarding 2,379,653 and 5,858,079 shares that were issued from the conversion of Series A Notes and Series B Notes respectively, see note 4a and 4b above.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 8 - TAXES ON INCOME:

a. Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law")

Under the Law, by virtue of the "approved enterprise" status granted to the enterprises of Corrigent, the holder of the "approved enterprise" status is entitled to various tax benefits, including the following:

1)	Reduced tax rates

The period of tax benefits is 7 years, commencing in the first year in which the Company earns taxable income from the approved enterprise, subject to certain limitations. Income derived from the approved enterprise is tax exempt for a period of 2 years, after which the income from these enterprises is taxable at reduced tax rates for 5 years, the remainder of the period of tax benefits.

2)	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon fulfilling the conditions stipulated by the Law, regulations published thereunder and the instruments of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be reduced or cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

In the event of distribution of cash dividends out of income which was tax exempt as above, the Company would have to pay 25% tax in respect of the amount distributed.

b. Tax rates applicable to income from other sources:

1)	Income from other sources in Israel

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette. Under this law, the previously approved gradual decrease in corporate tax is discontinued. The corporate tax rate will increase to 25% beginning in 2012.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence.

c. Measurement of the results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985

Until December 31, 2007, results for tax purposes were measured on a real basis adjusted for the increase in the Israeli CPI. As explained in Note 1a(2), the financial statements are presented in dollars. The difference between the change in the Israeli CPI and the NIS-dollar exchange rate, both on annual and cumulative bases, causes a difference between taxable income and income reflected in these financial statements.

Effective January 1, 2008, the provisions of the Inflationary Adjustments Law will no longer apply to the Company in 2008 and thereafter.

Accounting guidance prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.
d. Deferred income taxes

At December 31, 2012, the Company had accumulated tax losses amounting to approximately $285 million (December 31, 2011 - approximately $273 million) and carry forward capital losses for tax purposes of approximately $62 million (December 31, 2011 - $61 million). These losses are mainly denominated in NIS. Accumulated business tax losses are available indefinitely to offset future taxable business income, and carry forward capital losses for tax purposes are available indefinitely to offset future capital gains only. Orckit and each of its subsidiaries are assessed on a stand-alone basis. As a result, accumulated tax losses in each of the entities can offset future taxable business income only in the entity in which they were generated. Substantially all of the carry forward amounts have no expiration date.

At December 31, 2012, the Company had a net deferred tax asset (mostly in respect of carry forward losses and capital losses), in the amount of approximately $90 million (December 31, 2011 - approximately $87 million). The net deferred tax asset increased by approximately $9 million due to business losses in 2012, and increase in the estimated future tax rate to be effective upon the utilization of the carry-forward losses (See note 8b(1)). A valuation allowance for the entire amount of such asset was set up, since it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

Valuation allowance during the year:
	Year ended December 31
	2010	2011	2012
	In thousands

Balance at beginning of year	$56,602	$60,960	$86,925
Additions	4,358	25,965	3,466
Balance at end of year	$60,960	$86,925	$90,391

e. Uncertain tax positions:
Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2010, 2011 and 2012:

	Year ended December 31
	2010	2011	2012
	In thousands
Balance at beginning of year	$221	$241	$261
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	20	20	20
Balance at end of year	$241	$261	$281

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
Israel	2008-2012
United States	2008-2012
Japan	2005-2012
India	2012

f. Tax rate reconciliation

In 2012, 2011, and 2010, the main reconciling item from the statutory tax rate of the Company (2012 - 25%, representing a theoretical tax benefit of approximately $1.6 million; 2011 - 24%, representing a theoretical tax benefit of approximately $4.4 million; 2010 - 25%, representing a theoretical tax benefit of approximately $6.0 million) to the effective tax rate (0%) is the set up of a valuation allowance against the deferred tax asset created in respect of the losses in 2010, 2011 and 2012.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 9 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a. Balances in non-dollar currencies:

1)	As follows:
	December 31
	2011	2012
	In thousands
Assets	$21,937	$3,744
Liabilities	$38,314	$17,074

The non U.S. dollar amounts above mainly represent balances in Israeli currency.

2)	Data regarding the rate of exchange and the Israeli CPI:

	Year ended December 31
	2010	2011	2012

Rate of devaluation (appreciation) of the Israeli currency against the dollar	(6.0)%	7.0%	(2.3)%
Rate of devaluation (appreciation) of the Yen
against the dollar	13.1%	5.7%	(9.9)%
Rate of increase in the Israeli CPI	2.7%	2.2%	1.6%
Exchange rate at end of year $1=	NIS 3.549	NIS 3.821	NIS 3.733

b. Fair value of financial instruments

The fair value of financial instruments included in working capital is usually identical or close to their carrying value.

As to the fair value of the Company's securities as of December 31, 2011, all of which were classified as available for sale as of balance sheet dates, see Note 10a.

As to the fair value of the Company's convertible subordinated notes, see Note 4.

c. Concentrations of credit risks

At December 31, 2011 and 2012, substantially all of the Company's cash and cash equivalents were held by international and Israeli banks. Substantially all of the Company's securities (marketable and other) were held by international and Israeli banks. Most of these securities represented debentures issued by a number of US and Israeli corporations and agencies. A relatively small portion of the Company's investment portfolio as of December 31, 2011 was invested in non-quoted Israeli corporate debentures (see also Note 10a).

The Company evaluates on a current basis its financial exposure with any financial institution or commercial issuer.

The trade receivable balance at December 31, 2011 and 2012 was derived from several customers. The Company is of the opinion that the exposure to credit risk relating to these trade receivables is limited.

d. Items Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011 ($ in thousands):

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	4,712			4,712

Derivatives - presented net of notes among long-term liabilities			$0	$0

December 31, 2012
Liabilites:
Derivatives - derivative component in convertible notes presented among long-term liabilities			$22	$22

Convertible subordinated notes, Series B	528			528

•
Level 1- Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Assets and liabilities utilizing Level 1 inputs include available for sale securities traded in an active market.

•
Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Assets and liabilities utilizing Level 2 inputs include available for sale securities which are not traded in an active market. The calculation is based on observable inputs including interest rate curves and publicly available discount rates.

•
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. Assets utilizing Level 3 inputs include the fair value of the derivatives embeded in the convertible subordinated notes , which are determined using a valuation model. The valuation model relies on Level 3 inputs including, among other things: (i) estimated future volatility of the Company's share price; (ii) future risk free interest rates; and (iii) expected period in which the notes will be converted. These estimated fair values are subject to uncertainties that are difficult to predict; therefore these derivatives have been classified as Level 3 fair value hierarchy. The derivatives' fair value at December 31, 2011 was $0. In 2012 as part of the Notes Agreement the terms of the derivative changed and accordingly its value also changed and as of December 31, 2012, the fair value of the derivativeswas a liability of $22 (see also note 4a and 4b).

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a. Marketable securities:
As of December 31, 2011 the Company's entire investment portfolio was classified as available for sale. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified as held-to-maturity as of that date, to available-for-sale and as a result, a net unrecognized loss of approximately $160,000 was recognized as a separate component of comprehensive income (loss) as of that date. As of December 31, 2012, the Company had no material marketable securities.

The securities mature over the following years:
	December 31
	2011	2012
	In thousands
Mature within 12 months	$5,347
Mature after one year up to 2 years	4,047
Mature after two years up to 3 years	3,732
Mature after 3 years up to 7 years	5,515
Mature after 7 years up to 25 years	1,062
	$19,703	-,-

Through December 31, 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	*(3,745)

*	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.
	December 31
	2011	2012
	In thousands

b. Trade receivables
Open accounts	$6,482	$4,446

The allowance for doubtful accounts at December 31, 2011 and 2012 was zero.

	December 31
	2011	2012
	In thousands
c. Other current assets:
Government of Israel	$300	$464
Prepaid expenses	475	404
Advances to suppliers	1,451	747
Sundry	12	49
	$2,238	$1,664

d. Inventories:
Raw materials	$524	$1,009
Finished goods	3,558	2,699
	$4,082	$3,708

e. Accrued expenses and other payables:
	December 31
	2011	2012
	In thousands
Accrued expenses in respect of deferred income, see f. below	$94	$95
Employees and employee institutions	1,411	467
Provision for vacation pay	624	129
Provision for warranty *	1,217	1,072
Accrued royalties and commitments	1,733	1,412
Accrued interest	699	164
Executives**	372	1,021
Sundry	28	22
	$6,178	$4,382

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$998	$911	$1,217
Payments made under the warranty	(440)	(184)	(59)
Product warranties issued for new sales	550	585	392
Changes in accrual in respect of pre-existing
warranties	(197)	(95)	(478)
Balance at end of year	$911	$1,217	$1,072

f. Deferred income:
	December 31
	2011		2012
	In thousands
Revenues to be recognized in future periods		$2,350		$2,367
Applicable PCS and other costs		(94)		(95)
	$	*2,256	$	*2,272

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,371	$1,933	$2,256
Recognized during the year	(849)	(1,069)	(1,157)
Deferred income relating to new sales	1,411	1,392	1,173
Balance at end of year	$1,933	$2,256	$2,272

Statements of comprehensive loss:

g. Segment information and revenues from principal customers

The Company operates in one operating segment. Disaggregated financial data is provided below as follows: (1) revenues by geographic area; and (2) revenues from principal customers:

1)	Geographic information

Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2010	2011	2012
	In thousands
Japan	$3,485	$2,694	$3,587
Germany	1,947	3,308	3,217
India	5,852	2,622	224
Scandinavia	1,360	3,601	1,152
Mexico	538	1,184	1,519
Other	1,449	2,176	1,494
	$14,631	$15,585	$11,193

A majority of the Company's property and equipment is located in Israel.

2)	Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:
	Year ended December 31
	2010	2011	2012
	In thousands
Customer A	$3,387	$2,584	$2,835
Customer B	$538	$1,061	$1,498
Customer C	$5,852	$2,622	$224
Customer D	$1,360	$3,601	$1,152
Customer E	$979	$2,905	$2,869

h. Cost of revenues:
	Year ended December 31
	2010	2011	2012
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,380	$6,169	$3,003
Payroll and related expenses	1,173	1,025	487
Depreciation	230	173	135
Other	557	1,279	444
	$9,340	$8,646	$4,069

i. Research and development expenses - net:
	Year ended December 31
	2010	2011	2012
	In thousands
Total expenses	$16,667	$13,118	$8,212
Less - grants and participations, see Note 6a	2,569	3,209	2,689
	$14,098	$9,909	$5,523

j. Financial expenses - net:

Income:
Interest on bank deposits	$17	$35	-,-
Gain and interest on marketable securities	2,167	1,826	$1,299
	$2,184	$1,861	$1,299
Expenses:
Interest in respect of convertible subordinated notes	$1,962	$2,477	$1,752
Amortization of convertible subordinated
notes issuance costs and discount	1,333	894	34
Impairment and loss from the sale of marketable securities	447	3,013	512
Other (mainly currency transaction
losses and bank charges, net)	84	468	474
	3,826	6,852	2,772
	$(1,642)	$(4,991)	$(1,473)
k. Other income:

The Company recorded other income of $369,000 in the year ended December 31, 2011 ($1.6 million in the year ended December 31, 2010) as a result of the sale of an equity investment. In 2012, other income represents capital gain generated from the disposal of fixed assets. Most of the income was generated from insurance compensation on fixed assets that were damaged in a fire that broke out in the Company's server room. This compensation was in the form of new equipment that replaced old fully depreciated equipment. A minority of the amounts was generated from equipment that was sold.

l. Transactions with related parties:

Since July 1, 2003 and through June 30, 2011, the Company has provided Tikcro, a related party, with certain administrative services. The agreement between the parties was terminated on June 30, 2011. The amount paid by Tikcro for such services for each of the two years ended December 31, 2010 was $48,000, and for the period from January 1, 2011 to June 30, 2011 was $24,000.

As to the purchase of shares and warrants by two executives, see note 7e.
As to conversion of convertible notes by two executives, see note 4.
As to a loan granted to the Company by two executives, see note 5.

m. Loss per share:

As of December 31, 2010 and 2011 and 2012, options to purchase a total amount of 5,310,025, 5,099,957 and 9,131,872 shares, respectively, were not taken into account, because of their anti dilutive effect or because performance based options did not have goals which were probable to be met.

As of December 31, 2010 and 2011 and 2012, an aggregate of 1,285,714, 1,285,640 and 5,326,823 shares, respectively, which could be issued in connection with the conversion of Series A Notes, were not taken into account because of their anti-dilutive effect.

As of December 31, 2010 and 2011 and 2012, warrants to purchase a total amount of 2,385,771, 2,529,771 and 2,529,771 shares, were not taken into account, because of their anti dilutive effect.

As of December 31, 2011 and 2012, an aggregate of 3,077,900 and 2,173,825 shares, which could be issued in connection with the conversion of Series B Notes (see note 4) were taken into account because of their dilutive effect.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 11 - SUBSEQUENT EVENTS

a.
During March 2013, the Company received various complaints from its distributer regarding failures of the Company's products installed at end clients' sites. The complaints were forwarded to the Company with a demand to reimburse the distributer for the losses they have allegedly suffered in the amount of approximately 1 million Euros. Given the early stage of the claim, the Company cannot currently estimate the possible range of outcomes from this claim. This distributor is responsible for a significant amount of the Company's revenues, and a breakdown in the relationship could have a material adverse effect on the Company's results of operations.

b.	As for the agreement signed in March 2013, see note 1.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of operations
Nature of operations

Orckit Communications Ltd. ("Orckit") is an Israeli corporation. Orckit and its wholly-owned subsidiaries, mainly Orckit-Corrigent ("Corrigent") (together - "the Company") are engaged in the design, development, manufacture and marketing of advanced telecom equipment to telecommunication service providers in metropolitan areas. The Company's products are transport telecommunication equipment targeting high capacity packetized metropolitan networks.

The Company has suffered recurring losses as well as negative cash flows from operating activities during recent years and has a capital deficiency. During 2012, the Company reached an arrangement with its Series A and Series B note holders for the deferral of the Series A notes March 2012 right for early repayment of the notes (see also note 4). Furthermore, in order to improve its cash position and reduce its expenses, the Company implemented in 2012, cost reduction plans in which it dismissed a large portion of its headcount. These plans limit the Company's ability to focus on marketing efforts towards its larger customers.

Management believes that in order to repay its debentures it will need to raise further capital, through the sale of additional equity securities, raising senior debt, commercializing a portion or all of its intellectual property, or otherwise. The Company may be unable to raise sufficient additional capital when needed or raise capital on favorable terms. If the Company is unable to obtain adequate funds on reasonable terms, it may be required to restructure its debt, curtail operations significantly, dispose of part or all of its assets, or obtain funds by entering into financing agreements on unattractive terms that will have a material adverse impact on meeting the obligations of the Company as they come due.

The Company continuously evaluates various financing alternatives through fund raising in public, private equity and senior debt markets. Given the low level of conversions of the notes to ordinary shares pursuant to the Arrangement (see note 4), there can be no assurance that the Company will be able to raise such additional capital.

These facts raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

For segment information and revenues from principal customers see note 10g.

The Company currently procures a number of major components of its products from single source suppliers.

On March 12, 2013, the Company entered into a strategic investment agreement ("Investment Agreement") with Networks3, Inc., a non-practicing entity controlled by Hudson Bay Capital Management. Pursuant to the agreement, Networks3 will pay the Company $8 million upon closing, of which $5 million is for the purchase of the Company's patent portfolio, $2.5 million is for the purchase of 4,747,409 newly issued ordinary shares of Orckit at the price of $0.52 per share (constituting approximately 12.5% of Orckit's outstanding share capital after giving effect to the issuance thereof), and $0.5 million is for the purchase of an unsecured subordinated note in the principal amount of $0.5 million. The note will bear interest at the applicable federal rate (approximately 1% per year), will mature on the third anniversary of the closing and will be guaranteed by Corrigent. Of such proceeds, $5 million is designated to repay Orckit's Senior A notes and Senior B notes, and $3 million is required to be used to finance the Company's ongoing activities. As part of the agreement, the Company has retained the right to use the patents.
In addition, Orckit will be issued common stock of Networks3 constituting 10% of its outstanding capital stock (after giving effect to the issuance thereof) and will have the right to receive a percentage of the profits of Networks3, if any, generated in the future by payments from third parties for past and future use of patents in the patent portfolio. Orckit's participation percentage will start at 25% of aggregate profits in excess of $7.5 million and will decrease in steps down to 5% of profits in excess of $250 million.
The closing of the Investment Agreement is conditioned upon various conditions, including the approval of the Israeli Office of the Chief Scientist of the sale of the patent portfolio on terms acceptable to Networks3 in its sole discretion, the retirement of Orckit's Senior A notes and Senior B notes, and Orckit having at least $1,000,000 in cash on the closing date and no debt (other than certain existing debt). The retirement of the notes will require a court approved arrangement with the note holders under Section 350 of the Israeli Companies Law.
On March 12, 2013, Orckit also entered into a note purchase agreement with two funds managed by Hudson Bay Capital to issue and sell to them senior secured notes in the aggregate principal amount of $5 million. The transaction was consummated on March 18, 2013. The notes bear interest at the rate of 1.5% per year during the first four months and 15% per year thereafter. The notes will mature on the earlier of May 31, 2014 and the closing of the transactions contemplated by the aforementioned Investment Agreement. Orckit has the right to redeem the notes at any time, in whole or in part. If an event of default occurs and the notes are redeemed after July 1, 2013, by either by the holders thereof or by Orckit, or if a bankruptcy event or a change of control of Orckit occurs at any time, Orckit would be required to pay an additional 20% of the outstanding principal amount plus all the interest that would have accrued under the notes until the scheduled maturity date. The notes are secured by a first priority lien on the patent portfolio of the Company and are guaranteed by Corrigent.

Functional currency
Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar ("dollar" or "$"), since most purchases of materials and components are made in dollars and most of its assets are denominated in dollars.

Transactions and balances originally denominated in dollars are presented in their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statements of operations, the exchange rates at transaction dates are used. Depreciation and amortization and changes in inventories derived from non-monetary items are based on historical exchange rates. The resulting currency transaction gains or losses are carried to financial income or expenses, as appropriate.

Accounting principles
Accounting principles
The consolidated financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") in the United States.
Use of estimates in the preparation of financial statements
Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition, provision for servicing products under warranty, inventories, fair value of financial instruments, estimation of the fair value of share-based compensation and other-than-temporary impairment of marketable and other securities.

5)
On March 29, 2012, a NASDAQ Listing Qualifications Panel (the "Panel") determined to transfer the Company's listing to the NASDAQ Capital Market and granted the Company until June 27, 2012 to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing for that market. On June 20, 2012, the Company was notified by the NASDAQ Stock Market that trading in the Company's securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB. The Company continues to be subject to the U.S. securities laws and the regulations of the U.S. Securities and Exchange Commission. The Company's ordinary shares also continue to be listed on the Tel Aviv Stock Exchange. On December 7, 2012 the NASDAQ issued a notification of the removal of the Company from being listed.

Following the delisting from the NASDAQ Stock Market, the Israel Securities Authority demanded that the Company start to file reports pursuant to the Israeli securities regulations. Among these requirements, is the future preparation of the Company's financial statements in accordance with International Financial Reporting Standards, rather than U.S. GAAP.

On January 21, 2013, the Company received a notice from the Tel Aviv Stock Exchange ("TASE") that its shareholders' equity as of September 30, 2012, which was a deficit of $8.2 million, failed to meet the minimum requirement under the TASE Bylaws, which is NIS 2.0 million (approximately $500,000 as of such date). The Company has until June 30, 2013 to satisfy the TASE's minimum shareholders' equity requirement. In the event that the Company fails to do so, the TASE will consider transferring the Company's ordinary shares to the maintenance list. Trading on the maintenance list is more limited than on the main list of the TASE. The Company is studying this matter and evaluating ways to increase its shareholders' equity.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the financial statements of Orckit and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

Marketable and other securities
Marketable and other securities

During 2010 debt securities that the Company held to maturity, and based on its assessment that it had the ability to hold to maturity, were classified as "held to maturity" and were recorded at amortized cost. The premium or discount was amortized over the period to maturity and was included in financial income or expenses. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified at that date as held-to-maturity to available-for-sale because based on management's determination that it might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. For a debt security transferred into the available-for-sale category, the unrealized holding gain or loss at the date of the transfer is recognized in a separate component of comprehensive income (loss) in shareholders' equity.

As of December 31, 2011 all the Company's debt securities were classified as available-for-sale. These securities were reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value was determined using a valuation model. Unrealized losses that were considered to be other-than-temporary were charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, were included in the consolidated statement of comprehensive loss as financial income or expenses.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

As of December 31, 2012 the Company had no material marketable securities.

Inventories
Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows:

Raw materials and supplies - on moving average basis.
Finished products - on basis of production costs.

Cost of finished products that are manufactured completely by subcontractors are determined based on the specific cost of each product. The Company writes down product inventory based on forecasted demand and technological obsolescence.

Property and equipment
Property and equipment:

1)	These assets are stated at cost.
2)	The assets are depreciated by the straight-line method on the basis of their estimated useful life, as follows:
Years
Computers, software and equipment	3
Office furniture and equipment	10

Leasehold improvements are amortized by the straight-line method, over the term of the lease, or over the estimated useful life of the improvements - whichever is shorter.

Impairment of property and equipment
Impairment of property and equipment
Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

Deferred issuance costs
Deferred issuance costs

Issuance costs in the original amount of $917,000 in connection with the Series A convertible subordinated notes were deferred and amortized over the period from issuance date to March 2012. Upon early repurchase of such notes, applicable issuance costs were offset against the gain recorded, proportionately to the amounts of notes repurchased (see note 4).

Since the Series B convertible subordinated notes are carried on the balance sheet at their fair value, the issuance costs in connection with these notes were expensed upon issuance.

Treasury shares	Treasury shares Ordinary shares purchased by the Company are presented as a reduction of shareholders' equity, at their cost to the Company.
Revenue recognition
Revenue recognition

Revenues from sales of products are recognized when delivery occurs and title passes to the customer, provided that appropriate signed documentation of an arrangement exists, the fee is fixed or determinable and collectability is reasonably assured.

Certain of the Company's arrangements include hardware that functions together with software to provide the essential functionality of the product. Through December 31, 2010, software revenue recognition guidance also applies to non-software deliverables, such as computer hardware, if the software is essential to the functionality of the non-software deliverables, as is the case with the Company's deliverables. Accordingly, revenues from sales of software products were recognized when, in addition to the criteria mentioned above, vendor-specific objective evidence ("VSOE") of fair value for undelivered elements exists. VSOE is typically based on the price charged when an element is sold separately or, if an element is not sold separately, on the price established by authorized management, if it is probable that the price, once established, will not be changed when this element is commercially sold.

In October 2009, the FASB issued Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14"). ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Accordingly, such arrangements are no longer accounted for in accordance with the FASB's software revenue guidance. Instead, they are accounted for in accordance with the new guidance for multiple-deliverable arrangements.

The Company grants customers post-contract hardware and software support services ("PCS") in connection with its sales. VSOE of the fair value of PCS was established based on Company's practice with its customers. Therefore, revenues from the sale of products were recognized upon delivery (when the criteria mentioned above are met), and the fair value of PCS is deferred and recognized over the term of the PCS.

In October 2009, the FASB issued Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Under the new guidance, the Company separates its multiple-deliverable arrangements into more than one unit of accounting when both of the following criteria are met:

(1)	The delivered item(s) has value to the customer on a stand-alone basis; and
(2)
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within the Company's control.

If these criteria are met, consideration is allocated at inception of the arrangement to all deliverables on the basis of the relative selling price. The selling price of each deliverable is based upon the following selling price hierarchy: VSOE if available, third party evidence of selling price ("TPE") if VSOE is not available or best estimate of selling price if neither VSOE nor TPE is available. Under the new guidance, if VSOE or TPE is not determinable, the Company utilizes its best estimate of selling price in order to allocate consideration for those deliverables. Best estimate of selling price is developed by considering multiple factors including, but not limited to, sales, costs and margin objectives.

The adoption of the amended guidance in both ASU 2009-13 and ASU 2009-14 did not have a material effect on the Company's financial statements based on the Company's current operations.

The Company does not, in the normal course of business, provide a right of return to its customers.

Provision for warranty
Provision for warranty

The Company grants warranty servicing for products sold. The Company expenses such warranty costs at the time revenues from the related sales are recognized. (See also Note 1i, above.) The annual provision is calculated as a percentage of sales, based on historical experience.

Uncertainty in income taxes
Uncertainty in income taxes

The Company has implemented the accounting guidance for Uncertainty in Income Taxes. Accordingly, a two-step approach to recognizing and measuring uncertain tax positions is applied. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company's policy is to include interest related to unrecognized tax benefits within financial expenses and penalties within operating loss.

Research and development expenses
Research and development expenses

Research and development expenses, which consist mainly of labor costs, are charged to income as incurred. Government grants received for development of projects are recognized as a reduction of these expenses.
Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.

Cash equivalents
Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents. Restricted cash is presented separately.

Loss per share
Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during each year, net of treasury shares.

In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options granted under employee share compensation plans and warrants; and (ii) the conversion of convertible subordinated notes using the "if-converted" method, by adding to net income interest expense on the notes, income from devaluation to fair value of the Series B convertible subordinated notes, currency and price index gains and losses in connection with the notes, and by adding the weighted average number of shares issuable upon assumed conversion of the subordinated notes.

The Series A convertible subordinated notes, outstanding stock options and warrants, where applicable, have been excluded from the calculation of the diluted EPS for each of the three years ended December 31, 2012 due to their anti-dilutive effect. The Series B convertible subordinated notes were included in the calculation of the diluted EPS for the year ended December 31, 2011 and December 31, 2012. See also Note 10m.

Comprehensive loss
Comprehensive loss

The Company's comprehensive loss consists of its net loss and, in the years ended December 31, 2010, 2011 and 2012, and unrealized gains and losses derived from marketable securities classified as available for sale (See also Note 1c above).

Stock based compensation
Stock based compensation

Awards classified as equity awards are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award. Awards that vest upon performance conditions are recognized using the accelerated method based on the multiple-option award approach.

Deferred income taxes
Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method, based on the estimated future tax effect differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are included in respect of deferred tax assets when it is more likely than not that such assets will not be realized. See Note 8d.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing deferred taxes, as it is the Company's policy to hold these investments, and not to realize them.

Shipping and handling fees and costs	Shipping and handling fees and costs Shipping and handling costs related to revenues are classified as a component of cost of revenues.
Fair Value Measurement
Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. Accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. For further disclosure, see Note 9d.

Fair Value Option
Fair Value Option

Topic 815 provides entities with an option to report certain financial assets and liabilities at fair value , with subsequent changes in fair value reported in earnings. The election can be applied on an instrument-by-instrument basis. The company elected the fair value option to its Series B convertible notes. See also note 4b.

Reclassification	Reclassification Certain comparative figures have been reclassified to conform to the current year presentation.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Composition of Property and Equipment
Composition of assets, grouped by major classification, is as follows:

	December 31
	2011	2012
	In thousands
Cost:
Computers, software and equipment	$6,394	$5,797
Office furniture and equipment	179	179
Leasehold improvements	341	346
	6,914	6,322
Less - accumulated depreciation and amortization	5,864	5,471
	$1,050	$851

CONVERTIBLE SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SUBORDINATED NOTES [Abstract]
Schedule of Convertible Notes Roll Forward
Following is the roll forward of Series A and Series B during 2012.

	Series A	Series B
	Principal amount NIS in thousands
Balance at beginning of year	* 80,995	30,779
Conversion	3,260	10,720
Redemption	37,198	3,516
Balance at end of year	40,537	16,543
*	Excluding NIS 26,000 thousand principal amount that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company in 2009.

Schedule of Convertible Notes Principal Payments
	Series A	Series B
	In thousands
March 2013	$1,155	$150
July 2014	9,704	204
December 2017		4,077
	$10,859	$4,431

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Assumptions
	Year ended December 31
	2010	2011	2012
Expected dividend yield	0%	0%	0%
Expected volatility	71%	66%	60%
Risk-free interest rate	1.3%	0.4%	0.4%
Expected term - in years	3.2	2.9	3.0

Summary of Option Activity for Non-Performance Options
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,208,169	$8.04
Granted	5,708,900	$0.17
Exercised	(42,307)	$0.01
Forfeited	(714,775)	$3.69
Expired	(840,000)	$27.14
Outstanding at December 31, 2012	8,319,987	$1.13	6.1	$50
Exercisable at December 31, 2012	2,180,320	$3.35	3.25	$9

Summary of Performance Based Option Activity
A summary of performance based option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	891,788	$6.12
Forfeited	(79,903)	$2.88
Outstanding at December 31, 2012	811,885	$6.44	4.04	$0
Exercisable at December 31, 2012	61,885	$9.50	1.56	$0

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Summary of Valuation Allowance on Deferred Assets
Valuation allowance during the year:
	Year ended December 31
	2010	2011	2012
	In thousands

Balance at beginning of year	$56,602	$60,960	$86,925
Additions	4,358	25,965	3,466
Balance at end of year	$60,960	$86,925	$90,391

Schedule of Reconciliation of Unrecognized Tax Benefits
Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2010, 2011 and 2012:

	Year ended December 31
	2010	2011	2012
	In thousands
Balance at beginning of year	$221	$241	$261
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	20	20	20
Balance at end of year	$241	$261	$281

Summary of Open Tax Years by Major Jurisdiction	A summary of open tax years by major jurisdiction is presented below:
Jurisdiction	Years
Israel	2008-2012
United States	2008-2012
Japan	2005-2012
India	2012

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Schedule of Assets and Liabilities

	December 31
	2011	2012
	In thousands
Assets	$21,937	$3,744
Liabilities	$38,314	$17,074

Schedule of Data Regarding the Rate of Exchange and Isreali CPI
Data regarding the rate of exchange and the Israeli CPI:

	Year ended December 31
	2010	2011	2012

Rate of devaluation (appreciation) of the Israeli currency against the dollar	(6.0)%	7.0%	(2.3)%
Rate of devaluation (appreciation) of the Yen
against the dollar	13.1%	5.7%	(9.9)%
Rate of increase in the Israeli CPI	2.7%	2.2%	1.6%
Exchange rate at end of year $1=	NIS 3.549	NIS 3.821	NIS 3.733

Schedule of Assets and Liabilitites Measured on Recurring Basis
The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011 ($ in thousands):

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	4,712			4,712

Derivatives - presented net of notes among long-term liabilities			$0	$0

December 31, 2012
Liabilites:
Derivatives - derivative component in convertible notes presented among long-term liabilities			$22	$22

Convertible subordinated notes, Series B	528			528

•
Level 1- Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Assets and liabilities utilizing Level 1 inputs include available for sale securities traded in an active market.

•
Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Assets and liabilities utilizing Level 2 inputs include available for sale securities which are not traded in an active market. The calculation is based on observable inputs including interest rate curves and publicly available discount rates.

•
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. Assets utilizing Level 3 inputs include the fair value of the derivatives embeded in the convertible subordinated notes , which are determined using a valuation model. The valuation model relies on Level 3 inputs including, among other things: (i) estimated future volatility of the Company's share price; (ii) future risk free interest rates; and (iii) expected period in which the notes will be converted. These estimated fair values are subject to uncertainties that are difficult to predict; therefore these derivatives have been classified as Level 3 fair value hierarchy. The derivatives' fair value at December 31, 2011 was $0. In 2012 as part of the Notes Agreement the terms of the derivative changed and accordingly its value also changed and as of December 31, 2012, the fair value of the derivativeswas a liability of $22 (see also note 4a and 4b).

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Maturity of Securities
The securities mature over the following years:
	December 31
	2011	2012
	In thousands
Mature within 12 months	$5,347
Mature after one year up to 2 years	4,047
Mature after two years up to 3 years	3,732
Mature after 3 years up to 7 years	5,515
Mature after 7 years up to 25 years	1,062
	$19,703	-,-

Schedule of Securities
Through December 31, 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	*(3,745)

*	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.

Schedule of Trade Receivables
	December 31
	2011	2012
	In thousands

b. Trade receivables
Open accounts	$6,482	$4,446

Schedule of Other Current Assets
	December 31
	2011	2012
	In thousands
c. Other current assets:
Government of Israel	$300	$464
Prepaid expenses	475	404
Advances to suppliers	1,451	747
Sundry	12	49
	$2,238	$1,664

Schedule of Inventory
d. Inventories:
Raw materials	$524	$1,009
Finished goods	3,558	2,699
	$4,082	$3,708

Schedule of Accrued Expenses and Other Payables
Accrued expenses and other payables:
	December 31
	2011	2012
	In thousands
Accrued expenses in respect of deferred income, see f. below	$94	$95
Employees and employee institutions	1,411	467
Provision for vacation pay	624	129
Provision for warranty *	1,217	1,072
Accrued royalties and commitments	1,733	1,412
Accrued interest	699	164
Executives**	372	1,021
Sundry	28	22
	$6,178	$4,382

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

Changes in the Warranty Accrual

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$998	$911	$1,217
Payments made under the warranty	(440)	(184)	(59)
Product warranties issued for new sales	550	585	392
Changes in accrual in respect of pre-existing
warranties	(197)	(95)	(478)
Balance at end of year	$911	$1,217	$1,072

Schedule of Deferred Income	Deferred income:
	December 31
	2011		2012
	In thousands
Revenues to be recognized in future periods		$2,350		$2,367
Applicable PCS and other costs		(94)		(95)
	$	*2,256	$	*2,272

Schedule of the Changes in Deferred Income
	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,371	$1,933	$2,256
Recognized during the year	(849)	(1,069)	(1,157)
Deferred income relating to new sales	1,411	1,392	1,173
Balance at end of year	$1,933	$2,256	$2,272

Schedule of Revenues by Geographic Area
Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2010	2011	2012
	In thousands
Japan	$3,485	$2,694	$3,587
Germany	1,947	3,308	3,217
India	5,852	2,622	224
Scandinavia	1,360	3,601	1,152
Mexico	538	1,184	1,519
Other	1,449	2,176	1,494
	$14,631	$15,585	$11,193

Schedule of Revenues of Major Customers
Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:
	Year ended December 31
	2010	2011	2012
	In thousands
Customer A	$3,387	$2,584	$2,835
Customer B	$538	$1,061	$1,498
Customer C	$5,852	$2,622	$224
Customer D	$1,360	$3,601	$1,152
Customer E	$979	$2,905	$2,869

Schedule of Cost of Revenues
Cost of revenues:
	Year ended December 31
	2010	2011	2012
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,380	$6,169	$3,003
Payroll and related expenses	1,173	1,025	487
Depreciation	230	173	135
Other	557	1,279	444
	$9,340	$8,646	$4,069

Schedule of Research and Development Expenses, Net
Research and development expenses - net:
	Year ended December 31
	2010	2011	2012
	In thousands
Total expenses	$16,667	$13,118	$8,212
Less - grants and participations, see Note 6a	2,569	3,209	2,689
	$14,098	$9,909	$5,523

Schedule of Financing Expenses, Net
Financial expenses - net:

Income:
Interest on bank deposits	$17	$35	-,-
Gain and interest on marketable securities	2,167	1,826	$1,299
	$2,184	$1,861	$1,299
Expenses:
Interest in respect of convertible subordinated notes	$1,962	$2,477	$1,752
Amortization of convertible subordinated
notes issuance costs and discount	1,333	894	34
Impairment and loss from the sale of marketable securities	447	3,013	512
Other (mainly currency transaction
losses and bank charges, net)	84	468	474
	3,826	6,852	2,772
	$(1,642)	$(4,991)	$(1,473)

SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended
	Mar. 12, 2013 USD ($)	Dec. 03, 2010	Jan. 21, 2013 USD ($)	Jan. 21, 2013 ILS	Mar. 29, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 12, 2013 First Four Months [Member]	Mar. 12, 2013 After Four Months [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] USD ($)
Debt Instrument [Line Items]
Payment upon closing	$ 8,000
Payment for patents	5,000
Total value of common stock shares repurchased in the open market	2,500
Number of shares repurchased	4,747,409	1,827,271				669,090
Market price per share	$ 0.52												$ 30
Payments to acquire notes receivable	500
Annual rate	1.00%									1.50%	15.00%		6.00%
Repayments of Convertible Debt	5,000
Payments for operating activities	3,000
Cash reserves at closing date	1,000
Proceeds from senior secured notes	5,000
Stockholders' equity requirement			500	2,000	2,500
Stockholders' deficit			8,200			(8,387)	(4,115)	11,252	17,464
Deferred issuance costs						$ 34	$ 139	$ 139				$ 917

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,322	$ 6,914
Less - accumulated depreciation and amortization	5,471	5,864
Property and equipment, net	851	1,050
Depreciation and amortization expense	737	526	509
Computers, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,797	6,394
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	179	179
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 346	$ 341

SEVERANCE PAY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEVERANCE PAY [Abstract]
Severance pay fund	$ 1,603	$ 3,248
Severance expense	620	740	1,300
Severance pay expenses	600	980	1,100
Contribution to insurance and pension funds	$ 200

CONVERTIBLE SUBORDINATED NOTES (Details)	12 Months Ended								1 Months Ended							12 Months Ended									1 Months Ended		0 Months Ended		1 Months Ended						12 Months Ended								12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 12, 2013 USD ($)	Dec. 31, 2012 Arrangement [Member] USD ($)	Feb. 15, 2012 Arrangement [Member] USD ($)	Dec. 31, 2011 Arrangement [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] ILS	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Feb. 15, 2012 Convertible Subordinated Notes Series A [Member] March 2013 [Member] Arrangement [Member] USD ($)	Feb. 15, 2012 Convertible Subordinated Notes Series A [Member] July 2014 [Member] Arrangement [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] USD ($)	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2011 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] President [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] President [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] ILS	Feb. 15, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] ILS
Debt Instrument [Line Items]
Convertible subordinated notes	$ 528,000	$ 4,712,000														$ 20,000,000								$ 25,000,000									$ 9,000,000		$ 4,700,000
Convertible subordinated notes, par value															107,000,000																			1,000
Notes due date															2017																		2017	2017
Annual rate				1.00%																				6.00%									8.00%	8.00%
Debt conversion, price per share															63	$ 63				$ 16.1	63			$ 15									$ 2.95				10				$ 2.56	10
Market price per share				$ 0.52				$ 3																$ 30											$ 1.95
Conversion of notes to common stock													816,000	3,260,125		3,260,000																			10,720,000								1,686,000	6,731,000	137,000	546,000		2,685,000	10,720,285
Conversion of notes to common stock, shares													2,379,653	2,379,653		1,285,640																			3,077,900													5,858,079	5,858,079
Fair value of conversion feature	0	0	1,000,000		22,000	293,000,000	293,000									4,800,000																			528,000
Adjusted conversion price per share																		$ 1.95	7.61	$ 0.35	1.37																	$ 1.95	$ 0.47	1.83	$ 1.95	7.61
Repayment of convertible notes									1,900,000	7,535,235	7,400,000	29,662,842													2,300,000	9,000,000	1,300,000	11,000,000	358,000	1,398,724	525,000	2,117,181															1,200,000,000
Preferred stock																						6,600,000	26,000,000
Preferred stock sold, amount																10,900,000	40,537,125																		4,400,000		16,542,810
Debt instrument, face amount																2,100,000																			17,900,000
Amortized balance of debt discount	0	300,000	1,100,000,000
Proceeds from stock offering, gross		8,010,000																															8,500,000
Proceeds from stock offering, net																																	8,000,000
Stock issued to founders, shares	175
Stock issued to founders, amount																																	2,200,000	7,277,000
Interest accrued in the period																																				$ 320,000
Exchange rate at end of year - $ 1	3.733	3.821	3.549

CONVERTIBLE SUBORDINATED NOTES (Schedule of Convertible Notes Roll Forward) (Details)	1 Months Ended		12 Months Ended
	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)
Debt Instrument [Line Items]
Conversion	$ 816,000	3,260,125	$ 3,260,000	$ 10,720,000
Redemption			$ 37,198,000	$ 3,516,000

CONVERTIBLE SUBORDINATED NOTES (Schedule Convertible Notes Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Notes Series A [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 10,859
Convertible Subordinated Notes Series A [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Principal payment amount	1,155
Convertible Subordinated Notes Series A [Member] | July 2014 [Member]
Debt Instrument [Line Items]
Principal payment amount	9,704
Convertible Subordinated Notes Series A [Member] | December 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount
Convertible Subordinated Notes Series B [Member]
Debt Instrument [Line Items]
Principal payment amount	4,431
Convertible Subordinated Notes Series B [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Principal payment amount	150
Convertible Subordinated Notes Series B [Member] | July 2014 [Member]
Debt Instrument [Line Items]
Principal payment amount	204
Convertible Subordinated Notes Series B [Member] | December 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 4,077

CONVERTIBLE LOANS FROM SHAREHOLDERS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONVERTIBLE LOANS FROM SHAREHOLDERS [Abstract]
Loan from shareholders	$ 200	$ 400
Equity offering		$ 7,000

COMMITMENTS AND CONTINGENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Royalty rate	100.00%
Aggregate contingent liability	$ 18,000
Royalty expense included in cost of revenue	464	645	366
Rent expenses	200
Lease expense	$ 823	$ 1,225	$ 1,161
First Three Years [Member]
Commitments And Contingencies [Line Items]
Royalty rate		3.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	120.00%
Minimum [Member] | Thereafter [Member]
Commitments And Contingencies [Line Items]
Royalty rate	3.50%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	300.00%
Maximum [Member] | Thereafter [Member]
Commitments And Contingencies [Line Items]
Royalty rate	4.50%

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended									12 Months Ended
	Mar. 12, 2013	Dec. 03, 2010	Apr. 01, 2010	Dec. 31, 2012	Aug. 13, 2012	Mar. 31, 2012	Jan. 03, 2012	Dec. 31, 2011	Aug. 03, 2010 YA Global [Member]	Dec. 31, 2012 YA Global [Member]	Dec. 31, 2010 YA Global [Member]	Dec. 31, 2012 Performance Based Options [Member]	Dec. 31, 2011 Performance Based Options [Member]	Dec. 31, 2010 Performance Based Options [Member]	Dec. 03, 2010 Primary Warrants [Member]	Apr. 01, 2010 Primary Warrants [Member]	Dec. 31, 2012 Primary Warrants [Member]	Dec. 31, 2012 Contingent Warrants [Member]	Dec. 31, 2012 Issued To Two Founders [Member]	Dec. 31, 2012 Exercise Price Modification [Member]	Dec. 31, 2012 Expiration Date Modification [Member]	Dec. 31, 2012 Employee Share Option Plan [Member]	Dec. 31, 2011 Employee Share Option Plan [Member]	Dec. 31, 2010 Employee Share Option Plan [Member]	Feb. 28, 1994 Employee Share Option Plan [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2011 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2010 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Minimum [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Maximum [Member]	Dec. 31, 2012 Standby Equity Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity requirement amount for listing						$ 2,500,000	$ 10,000,000
Treasury stock, shares held by company				2,644,839
Treasury stock, value of shares held				5,644				5,644
Common stock, price per share		$ 3.5		$ 3.78	$ 1										$ 2.75	$ 11.32	$ 3.78
Exercise of options granted to employees, shares																						42,307	37,737	263,891
Stock-based compensation expense																						543	1,086	1,572		0
Ordinary shares, shares authorized				170,000,000				95,000,000														17,651,088			13,511,088
Granted																						1,415,495	7,061,414
Options outstanding												811,885	891,788	1,075,326								9,131,872
Vesting period for plan																													18 months	7 years
Contractual term																													7 years	11 years
Capital gains tax rate																						25.00%
Weighted average fair value of stock options granted																						$ 0.04	$ 0.34	$ 0.85			$ 0
Intrinsic value of options exercised																						11	59	829		0	0	0
Unrecognized share-based compensation expense												0										680
Unrecognized compensation cost, recognition period																						2 years 1 month 5 days
Number of employees affected by plan modification																				55	17
Compensation cost from plan modification																				230	16
Ownership percentage										4.99%																					15.00%
Issuance of share capital and warrants, net of issuance costs, shares		3,045,452	2,810,000	2,136,362						36,414						2,810,000			240
Number of shares repurchased	4,747,409	1,827,271		669,090												702,500
Stock options granted, exercisable date															Dec 3, 2012	Apr 1, 2015
Options exercisable, weighted-average exercise price												$ 6.44				$ 5.66
Amount of warrants issued to receive one ordinary share															$ 0.6		$ 0.25	$ 0.25
Gross proceeds from issuance of warrants				10,600															8,400
Proceeds from warrants issued as investment banking fee				9,700					5,000	500									7,300
Stock issued to founders, shares				175
Commitment period									3 years
Debt instrument, commitment fee percentage										2.00%
Debt instrument, commitment fee										$ 5,000	$ 100

SHAREHOLDERS' EQUITY (Schedule of Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	66.00%	71.00%
Risk-free interest rate	0.40%	0.40%	1.30%
Expected term - in years	3 years	2 years 10 months 30 days	3 years 2 months 13 days

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Non-Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	4,208,169	4,234,698
Granted, Number of options	5,708,900
Exercised, Number of options	(42,307)
Forfeited, Number of options	(714,775)
Expired, Number of options	(840,000)
Outstanding at end of year, Number of shares upon exercise	8,319,987	4,234,698
Exercisable at end of year, Number of options	2,180,320
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 8.04	$ 9.06
Granted, Weighted average exercise price (per option)	$ 0.17
Exercised, Weighted average exercise price (per option)	$ 0.01
Forfeited, Weighted average exercise price (per option)	$ 3.69
Expired, Weighted average exercise price (per option)	$ 27.14
Outstanding at end of year, Weighted average exercise price	$ 1.13	$ 9.06
Exercisable at end of year, Weighted average exercise price (per option)	$ 3.35
Outstanding, Weighted average remaining contractual term	6 years 1 month 5 days
Exercisable, Weighted average remaining contractual term	3 years 3 months
Outstanding, Aggregate intrinsic value (in thousands)	$ 50
Exercisable, Aggregate intrinsic value (in thousands)	9
Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	891,788	1,075,326
Forfeited, Number of options	(79,903)
Outstanding at end of year, Number of shares upon exercise	811,885	1,075,326
Exercisable at end of year, Number of options	61,885
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 6.12	$ 6.18
Forfeited, Weighted average exercise price (per option)	$ 2.88
Outstanding at end of year, Weighted average exercise price	$ 9.5	$ 6.18
Exercisable at end of year, Weighted average exercise price (per option)	$ 6.44
Outstanding, Weighted average remaining contractual term	4 years 15 days
Exercisable, Weighted average remaining contractual term	6 years 6 months 17 days
Outstanding, Aggregate intrinsic value (in thousands)	0
Exercisable, Aggregate intrinsic value (in thousands)	$ 0

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes on Income [Line Items]
Tax benefit period	7 years
Tax-exempt period	2 years
Reduced tax rate period	5 years
Taxes on dividends paid	25.00%	25.00%
Change in corporate tax rate	25.00%	25.00%	25.00%	26.00%
Accumulated losses	$ 285,000	$ 273,000
Capital loss carry forward	62,000	61,000
Deferred income tax assets	90,000	87,000
Deferred tax asset increase	9,000
Statutory tax rate percentage	25.00%	24.00%	25.00%
Theoretical tax benefit	$ 1,600	$ 4,400	$ 6,000
Deferred tax asset valuation allowance		0.00%
2011 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	24.00%
2012 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	23.00%
2013 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	22.00%
2014 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	21.00%
2015 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	20.00%
2016 and Thereafter [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	18.00%

TAXES ON INCOME (Schedule of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Beginning balance	$ 86,925	$ 60,960	$ 56,602
Additions	3,466	25,965	4,358
Ending balance	$ 90,391	$ 86,925	$ 60,960

TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 261	$ 241	$ 221
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	20	20	20
Balance at end of year	$ 281	$ 261	$ 241

TAXES ON INCOME (Summary of Open Tax Years by Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2012
Israel [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2008
Israel [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
Unites States [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2008
Unites States [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
Japan [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2005
Japan [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
India [Member]
Income Tax Examination [Line Items]
Open tax years	2012

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Aggregate fair value of derivative liabilities	$ 22	$ 0	$ 1,000

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Assets	$ 3,744	$ 21,937
Liabilities	$ 17,074	$ 38,314

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of the Rate of Exchange and Isreali CPI) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Exchange rate at end of year - $ 1	3.733	3.821	3.549
Israeli CPI [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(2.30%)	7.00%	(6.00%)
Rate of increase of exchange rate	1.60%	2.20%	2.70%
Japanese Yen [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(9.90%)	5.70%	13.10%

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		$ 19,703
Derivatives - Presented net of convertible notes among long-term liabilities	22	0
Convertible subordinated notes	528	4,712
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		18,381
Convertible subordinated notes	528	4,712
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		1,322
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives - Presented net of convertible notes among long-term liabilities	$ 22	$ 0

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2011	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2010 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series B [Member]
Supplementary Financial Statement Information [Line Items]
Unrecognized loss on marketable securities		$ 160
Other-than-temporary impairment recorded as financial expense	1,000
Other income	369	1,600
Amount paid for services		$ 48		$ 24
Shares available for purchase	5,099,957	5,310,025	9,131,872
Shares available for issuance					5,326,823	1,285,640	1,285,714	2,173,825	3,077,900
Warrants available for purchase	2,529,771	2,385,771	2,529,771	2,385,771

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Maturity of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Line Items]
Marketable securities		$ 19,703
Mature within 12 months [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		5,347
Mature after one year up to 2 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		4,047
Mature after two years up to 3 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		3,732
Mature after 3 years up to 7 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		5,515
Mature after 7 years up to 25 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		$ 1,062

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Amortized Cost Basis, Aggregate Fair Value and Unrealized Holdings Gains and Losses by Securities) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 23,243
Aggregate fair value	19,703
Unrealized gains	205
Unrealized losses	(3,745)
Quoted Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,895
Aggregate fair value	17,868
Unrealized gains	198
Unrealized losses	(3,225)
Quoted Non-Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	514
Aggregate fair value	513
Unrealized gains
Unrealized losses	(1)
Non-quoted Israeli corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,834
Aggregate fair value	1,322
Unrealized gains	7
Unrealized losses	$ (519)

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Open accounts	$ 4,446	$ 6,482

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Government of Israel	$ 464	$ 300
Prepaid expenses	404	475
Advances to suppliers	747	1,451
Sundry	49	12
Other current assets	$ 1,664	$ 2,238

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Raw materials	$ 1,009	$ 524
Finished goods	2,699	3,558
Total inventories	$ 3,708	$ 4,082

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accrued Expenses and Other Payables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Accrued expenses in respect of deferred income, see f. below	$ 95	$ 94
Employees and employee institutions	467	1,411
Provision for vacation pay	129	624
Provision for warranty	1,072	1,217
Accrued royalties and commitments	1,412	1,733
Accrued interest	164	699
Executives	1,021	372
Sundry	22	28
Total accrued expenses and other payables	$ 4,382	$ 6,178

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Provision for Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Balance at beginning of year	$ 1,217	$ 911	$ 998
Payments made under the warranty	(59)	(184)	(440)
Product warranties issued for new sales	392	585	550
Changes in accrual in respect of pre-existing warranties	(478)	(95)	(197)
Balance at end of year	$ 1,072	$ 1,217	$ 911

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Deferred Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Revenues to be recognized in future periods	$ 2,367	$ 2,350
Applicable PCS, warranty and other costs	(95)	(94)
Total deferred income	$ 2,272	$ 2,256	$ 1,933	$ 1,371

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Changes of Deferred Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Balance at beginning of year	$ 2,256	$ 1,933	$ 1,371
Recognized during the year	(1,157)	(1,069)	(849)
Deferred income relating to new sales	1,173	1,392	1,411
Balance at end of year	$ 2,272	$ 2,256	$ 1,933

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue by Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,193	$ 15,585	$ 14,631
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,587	2,694	3,485
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,217	3,308	1,947
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	224	2,622	5,852
Scandinavia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,152	3,601	1,360
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,519	1,184	538
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,494	$ 2,176	$ 1,449

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue from Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	$ 2,835	$ 2,584	$ 3,387
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	1,498	1,061	538
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	224	2,622	5,852
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	1,152	3,601	1,360
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	$ 2,869	$ 2,905	$ 979

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Materials consumed, subcontractors and other production expenses	$ 3,003	$ 6,169	$ 7,380
Payroll and related expenses	487	1,025	1,173
Depreciation	135	173	230
Other	444	1,279	557
Total cost of revenues	$ 4,069	$ 8,646	$ 9,340

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses, Net) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Total expenses	$ 8,212	$ 13,118	$ 16,667
Less - grants and participations, see Note 5a	2,689	3,209	2,569
Research and development costs, net	$ 5,523	$ 9,909	$ 14,098

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information By Financial Statement Line Item [Line Items]
Financial income, gross	$ 1,299	$ 1,861	$ 2,184
Financial expense, gross	2,772	6,852	3,826
Financial income, net	(1,473)	(4,991)	(1,642)
Interest on bank deposits [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross		35	17
Gains (Losses) from marketable securities [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	1,299	1,826	2,167
Financial expense, gross	512	3,013	447
Other [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross
Financial expense, gross	474	468	84
Interest in respect of convertible subordinated notes and bank loans [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	1,752	2,477	1,962
Amortization of convertible subordinated notes issuance costs and discount [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	$ 34	$ 894	$ 1,333

SUBSEQUENT EVENTS (Details) (EUR €) In Thousands, unless otherwise specified	Mar. 31, 2013
SUBSEQUENT EVENT [Abstract]
Alleged loss suffered from clients	€ 1,000